INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES
Income tax expense or benefit	$ 0	$ 0	$ 0	$ 0	$ 0